Equity Instruments - Summary of Stock-Based Compensation Expense (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 1,018,000	$ 500,000
Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at March 31, 2015	$ 0	0
Weighted average remaining years to vest	0 years
Vyrix Pharmaceuticals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at March 31, 2015	$ 0	0
Weighted average remaining years to vest	0 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 27,000
Research and Development Expense [Member] | Stock Options [Member] | Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	427,000	206,000
Research and Development Expense [Member] | Stock Options [Member] | Vyrix Pharmaceuticals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	92,000	38,000
General and Administrative Expense [Member] | Stock Options [Member] | Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	316,000	152,000
General and Administrative Expense [Member] | Stock Options [Member] | Vyrix Pharmaceuticals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 183,000	$ 104,000